Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents	$ 225,892	$ 154,950
Restricted cash	47,942	49,921
Accounts receivable, net of allowance for credit losses	38,587	34,808
Accrued income	8,781	7,832
Prepaid expenses and other current assets	23,217	19,466
Bunkers and other inventory	19,468	15,412
Insurance receivable	10,730	6,520
Amounts due from related parties	8,977	6,542
Total current assets	383,594	295,451
Non-current assets
Vessels under construction	140,068	115,321
Assets held for sale	0	7,761
Intangible assets, net of accumulated amortization	293	360
Equity method investments	247,737	247,935
Derivative assets	2,455	1,372
Right-of-use asset	4,222	1,282
Other non-current assets	8,285	8,285
Total non-current assets	1,936,925	1,983,663
Total Assets	2,320,519	2,279,114
Current liabilities
Current portion of secured term loan facilities, net of deferred financing costs	139,987	168,066
Current portion of operating lease liabilities	967	1,203
Accounts payable	14,023	12,641
Accrued expenses and other liabilities	41,146	35,450
Accrued interest	4,562	4,084
Deferred income	23,734	27,283
Derivative liability	0	2,219
Total current liabilities	224,419	250,946
Non-current liabilities
Secured term loan facilities and revolving credit facilities, net of current portion and deferred financing costs	641,941	593,960
Senior unsecured bond, net of deferred financing costs	138,422	138,183
Operating lease liabilities, net of current portion	4,739	1,636
Deferred income	18,000	18,000
Deferred tax liabilities	21,044	19,648
Total non-current liabilities	824,146	771,427
Total liabilities	1,048,565	1,022,373
Commitments and contingencies
Stockholders’ Equity
Common stock—$0.01 par value per share; 400,000,000 shares authorized; 61,493,127 shares issued and outstanding at June 30, 2026 (December 31, 2025: 65,250,444)	616	653
Additional paid-in capital	800,591	799,433
Accumulated other comprehensive loss	(949)	(408)
Retained earnings	438,454	427,162
Total Navigator Holdings Ltd. Stockholders’ Equity	1,238,712	1,226,840
Non-controlling interest	33,242	29,901
Total equity	1,271,954	1,256,741
Total Liabilities and Stockholders’ Equity	2,320,519	2,279,114
Vessels, net
Non-current assets
Property, plant and equipment, net	1,533,626	1,601,045
Property, plant and equipment, net
Non-current assets
Property, plant and equipment, net	$ 239	$ 302